-----------------------------
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                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

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                                                   hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08883
                                   -----------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  480 Shepherd Street           Winston-Salem, North Carolina          27103
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     ----------------------

Date of fiscal year end:         September 30, 2006
                          ------------------------------------

Date of reporting period:        March 31, 2006
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.



                 =============================================
                           ==========================





                 ---------------------------------------------




                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND





                 ---------------------------------------------





                           ==========================
                 =============================================


                         THE SHEPHERD STREET FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2006
                                  (UNAUDITED)

THE SHEPHERD STREET EQUITY FUND
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX



                               [GRAPHIC OMITTED]

     THE SHEPHERD STREET EQUITY FUND                   S&P 500 INDEX
     ------------------------------                   -------------

        10/1/1998     $   10,000                10/1/1998     $    10,000
       12/31/1998         12,040               12/31/1998          12,506
        3/31/1999         12,080                3/31/1999          13,129
        6/30/1999         13,730                6/30/1999          14,055
        9/30/1999         12,840                9/30/1999          13,177
       12/31/1999         14,400               12/31/1999          15,138
        3/31/2000         15,085                3/31/2000          15,485
        6/30/2000         15,054                6/30/2000          15,073
        9/30/2000         15,064                9/30/2000          14,927
       12/31/2000         14,359               12/31/2000          13,759
        3/31/2001         13,085                3/31/2001          12,128
        6/30/2001         14,529                6/30/2001          12,837
        9/30/2001         11,797                9/30/2001          10,953
       12/31/2001         14,004               12/31/2001          12,126
        3/31/2002         13,310                3/31/2002          12,159
        6/30/2002         12,071                6/30/2002          10,530
        9/30/2002         10,190                9/30/2002           8,710
       12/31/2002         10,768               12/31/2002           9,445
        3/31/2003         10,684                3/31/2003           9,148
        6/30/2003         11,987                6/30/2003          10,556
        9/30/2003         12,638                9/30/2003          10,835
       12/31/2003         14,193               12/31/2003          12,155
        3/31/2004         14,960                3/31/2004          12,361
        6/30/2004         14,770                6/30/2004          12,573
        9/30/2004         14,193                9/30/2004          12,338
       12/31/2004         15,565               12/31/2004          13,477
        3/31/2005         14,575                3/31/2005          13,187
        6/30/2005         14,775                6/30/2005          13,368
        9/30/2005         15,091                9/30/2005          13,849
       12/31/2005         15,049               12/31/2005          14,138
        3/31/2006         15,670                3/31/2006          14,733


Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                       Average Annual Total Returns(a)
                                     (for periods ended March 31, 2006)

                                  1 YEAR       5 YEARS      SINCE INCEPTION*
                                  ------       -------      ----------------
The Shepherd Street Equity Fund    7.51%        3.67%            6.18%
Standard & Poor's 500 Index       11.73%        3.97%            5.31%

--------------------------------------------------------------------------------

*    Initial public offering of shares was October 2, 1998.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
================================================================================

                THE SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                        AS OF MARCH 31, 2006 (UNAUDITED)




                               [GRAPHIC OMITTED]

                                    THE SHEPHERD STREET    S&P 500
                                        EQUITY FUND         INDEX
                                    ----------------------------------
Consumer Discretionary                      8.0%            10.2%
Consumer Staples                           14.2%             9.3%
Energy                                      6.6%             9.6%
Financials                                 11.3%            21.0%
Health Care                                15.5%            12.9%
Industrials                                10.1%            11.5%
Information Technology                     19.4%            16.0%
Materials                                   5.2%             3.1%
Telecommunication Services                  3.8%             3.3%
Utilities                                   0.0%             3.2%



                THE SHEPHERD STREET EQUITY FUND TOP TEN HOLDINGS
                           March 31, 2006 (Unaudited)
     ----------------------------------------------------------------------

     SECURITY DESCRIPTION                        % OF NET ASSETS
     --------------------                        ---------------
     NovaGold Resources, Inc.                          5.2%
     FalconStor Software, Inc.                         4.5%
     Amgen, Inc.                                       4.2%
     Microsoft Corporation                             4.2%
     L-3 Communications Holdings, Inc.                 4.1%
     Dell, Inc.                                        4.1%
     Pfizer, Inc.                                      4.0%
     Capital One Financial Corporation                 4.0%
     Nokia Oyj - ADR                                   3.9%
     Johnson & Johnson                                 3.9%

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

   SHARES   COMMON STOCKS -- 95.8%                                   VALUE
  --------                                                        ------------
            CONSUMER DISCRETIONARY -- 8.2%
    26,000  D.R. Horton, Inc. ..................................  $    863,720
    13,000  Lowe's Companies, Inc. .............................       837,720
    41,000  Time Warner, Inc. ..................................       688,390
                                                                  ------------
                                                                     2,389,830
                                                                  ------------
            CONSUMER STAPLES -- 14.4%
     9,000  Altria Group, Inc. .................................       637,740
    18,175  PepsiCo, Inc. ......................................     1,050,333
    16,000  Procter & Gamble Company (The) .....................       921,920
    20,750  SYSCO Corporation ..................................       665,037
    20,000  Wal-Mart Stores, Inc. ..............................       944,800
                                                                  ------------
                                                                     4,219,830
                                                                  ------------
            ENERGY -- 6.7%
   200,000  FX Energy, Inc. (a) ................................     1,046,000
    39,000  Magellan Midstream Holdings LP (a) .................       896,610
                                                                  ------------
                                                                     1,942,610
                                                                  ------------
            FINANCIALS -- 11.5%
        12  Berkshire Hathaway, Inc. - Class A (a) .............     1,084,200
    14,500  Capital One Financial Corporation ..................     1,167,540
    23,333  Citigroup, Inc. ....................................     1,102,251
                                                                  ------------
                                                                     3,353,991
                                                                  ------------
            HEALTH CARE -- 15.8%
    17,000  Amgen, Inc. (a) ....................................     1,236,750
    19,000  Johnson & Johnson ..................................     1,125,180
    47,000  Pfizer, Inc. .......................................     1,171,240
    14,000  WellPoint, Inc. (a) ................................     1,084,020
                                                                  ------------
                                                                     4,617,190
                                                                  ------------
            INDUSTRIALS -- 10.3%
    10,000  3M Company .........................................       756,900
    30,000  General Electric Company ...........................     1,043,400
    14,000  L-3 Communications Holdings, Inc. ..................     1,201,060
                                                                  ------------
                                                                     3,001,360
                                                                  ------------

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS (Continued)

   SHARES   COMMON STOCKS -- 95.8% (CONTINUED)                        VALUE
  --------                                                        ------------
            INFORMATION TECHNOLOGY -- 19.8%
    51,000  Cisco Systems, Inc. (a) ............................  $  1,105,170
    40,000  Dell, Inc. (a) .....................................     1,190,400
   140,000  FalconStor Software, Inc. (a) ......................     1,323,000
    20,000  First Data Corporation .............................       936,400
    44,900  Microsoft Corporation ..............................     1,221,729
                                                                  ------------
                                                                     5,776,699
                                                                  ------------
            MATERIALS -- 5.2%
   100,000  NovaGold Resources, Inc. (a) .......................     1,530,000
                                                                  ------------

            TELECOMMUNICATION SERVICES -- 3.9%
    55,000  Nokia Oyj - ADR ....................................     1,139,600
                                                                  ------------

            TOTAL COMMON STOCKS (Cost $23,515,761)..............  $ 27,971,110
                                                                  ------------

   SHARES   CLOSED END DOMESTIC FUNDS  -- 3.7%                        VALUE
  --------                                                        ------------
    11,000  iShares MSCI Emerging Markets Index Fund
             (Cost $964,667)....................................  $  1,089,000
                                                                  ------------

   SHARES   MONEY MARKET SECURITIES -- 2.2%                           VALUE
  --------                                                        ------------
   652,490  First American Treasury Obligation Fund - Class A
             (Cost $652,490)....................................  $    652,490
                                                                  ------------

            TOTAL INVESTMENTS AT VALUE--101.7% (Cost $25,132,918) $ 29,712,600

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%).....      (499,673)
                                                                  ------------
            NET ASSETS -- 100.0%................................  $ 29,212,927
                                                                  ============


(a)  Non-income producing security.

ADR - American Depositary Receipt




                See accompanying notes to financial statements.

THE SHEPHERD  STREET EQUITY FUND
================================================================================
STATEMENT OF ASSETS AND  LIABILITIES
MARCH 31, 2006 (UNAUDITED)

ASSETS
  Investments in securities:
    At acquisition cost ........................................  $ 25,132,918
                                                                  ============
    At market value (Note 1) ...................................  $ 29,712,600
  Receivable for capital shares sold ...........................        60,366
  Dividends receivable .........................................        29,823
                                                                  ------------
    TOTAL ASSETS ...............................................    29,802,789
                                                                  ------------

LIABILITIES
  Payable for capital shares redeemed ..........................         2,985
  Payable for investment securities purchased ..................       560,125
  Due to Advisor (Note 3) ......................................        20,315
  Accrued distribution fees (Note 3) ...........................         6,136
  Other liabilities ............................................           301
                                                                  ------------
    TOTAL LIABILITIES ..........................................       589,862
                                                                  ------------

NET ASSETS .....................................................  $ 29,212,927
                                                                  ============

Net assets consist of:
  Common stock (500,000,000 shares ($.0001 par value)
    authorized, 1,963,712 shares outstanding) ..................  $        196
  Additional paid-in capital ...................................    24,071,083
  Accumulated net investment income ............................        11,132
  Accumulated net realized gains from security transactions ....       550,834
  Net unrealized appreciation on investments ...................     4,579,682
                                                                  ------------
Net assets .....................................................  $ 29,212,927
                                                                  ============

Shares of common stock outstanding .............................     1,963,712
                                                                  ============

Net asset value and offering price per share (a) ...............  $      14.88
                                                                  ============


(a)  Redemption price varies based on length of time held (Note 1).




                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)


INVESTMENT INCOME
  Dividends (Net of foreign tax of $6,906) .....................  $    177,565
                                                                  ------------
EXPENSES
  Investment advisory fees (Note 3) ............................        57,890
  Service fees (Note 3) ........................................        72,362
  Distribution fees (Note 3) ...................................        36,181
  Interest expense (Note 4) ....................................           463
                                                                  ------------
    Total expenses .............................................       166,896
  Expenses reimbursed by the Advisor (Note 3) ..................          (463)
                                                                  ------------
    Net expenses ...............................................       166,433
                                                                  ------------

NET INVESTMENT INCOME ..........................................        11,132
                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ................       828,371
  Net change in unrealized appreciation/depreciation on
    investments ................................................       220,156
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............     1,048,527
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................  $  1,059,659
                                                                  ============









                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
=====================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED            YEAR
                                                         MARCH 31,         ENDED
                                                           2006         SEPTEMBER 30,
                                                        (UNAUDITED)         2005
                                                        ------------    ------------
FROM OPERATIONS
  Net investment income .............................   $     11,132    $     65,318
  Net realized gains from security transactions .....        828,371         345,824
  Net change in unrealized appreciation/depreciation
    on investments ..................................        220,156       1,270,695
                                                        ------------    ------------
Net increase in net assets from operations ..........      1,059,659       1,681,837
                                                        ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................           --           (65,318)
  In excess of net investment income ................           --            (6,673)
                                                        ------------    ------------
Total distributions .................................           --           (71,991)
                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................      1,357,564       5,472,161
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...................           --            71,929
  Proceeds from redemption fees collected (Note 1) ..            152             465
  Payment for shares redeemed .......................     (3,012,700)     (3,068,346)
                                                        ------------    ------------
Net increase (decrease) in net assets
  from capital share transactions ...................     (1,654,984)      2,476,209
                                                        ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............       (595,325)      4,086,055
NET ASSETS
  Beginning of period ...............................     29,808,252      25,722,197
                                                        ------------    ------------
  End of period .....................................   $ 29,212,927    $ 29,808,252
                                                        ============    ============
ACCUMULATED NET INVESTMENT INCOME ...................   $     11,132    $       --
                                                        ============    ============
CAPITAL SHARE ACTIVITY
  Sold ..............................................         94,214         387,966
  Reinvested ........................................           --             4,867
  Redeemed ..........................................       (210,204)       (217,410)
                                                        ------------    ------------
  Net increase (decrease) in shares outstanding .....       (115,990)        175,423
  Shares outstanding at beginning of period .........      2,079,702       1,904,279
                                                        ------------    ------------
  Shares outstanding at end of period ...............      1,963,712       2,079,702
                                                        ============    ============






                 See accomanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
==================================================================================================================================
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                            SIX MONTHS
                                               ENDED           YEAR            YEAR         YEAR           YEAR          YEAR
                                              MARCH 31,        ENDED           ENDED        ENDED          ENDED         ENDED
                                               2006          SEPT. 30,       SEPT. 30,     SEPT. 30,     SEPT. 30,     SEPT. 30,
                                            (UNAUDITED)        2005            2004          2003          2002          2001
                                            ----------      ----------      ----------    ----------    ----------    ----------
Net asset value at
  beginning of period ...................   $    14.33      $    13.51      $    12.03    $     9.70    $    11.23    $    14.81
                                            ----------      ----------      ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss) ..........         0.01            0.04           (0.02)        (0.02)        (0.04)        (0.04)
  Net realized and unrealized gains
    (losses) on investments .............         0.54            0.82            1.50          2.35         (1.49)        (3.08)
                                            ----------      ----------      ----------    ----------    ----------    ----------
Total from investment operations ........         0.55            0.86            1.48          2.33         (1.53)        (3.12)
                                            ----------      ----------      ----------    ----------    ----------    ----------
Less distributions:
  From net investment income ............         --             (0.04)           --            --            --            --
  From net realized gains ...............         --              --              --            --            --           (0.46)
  In excess of net investment
    income ..............................         --             (0.00)(a)        --            --            --            --
                                            ----------      ----------      ----------    ----------    ----------    ----------
Total distributions .....................         --             (0.04)           --            --            --           (0.46)
                                            ----------      ----------      ----------    ----------    ----------    ----------

Net asset value at end of period ........   $    14.88      $    14.33      $    13.51    $    12.03    $     9.70    $    11.23
                                            ==========      ==========      ==========    ==========    ==========    ==========

Total return (b) ........................         3.84%(c)        6.33%          12.30%        24.02%       (13.62%)      (21.69%)
                                            ==========      ==========      ==========    ==========    ==========    ==========

Net assets at end of period (000's) .....   $   29,213      $   29,808      $   25,722    $   21,145    $   11,385    $   10,570
                                            ==========      ==========      ==========    ==========    ==========    ==========
Ratio of total expenses to
  average net assets (d) ................         1.15%(e)        1.15%           1.15%         1.15%         1.15%         1.16%
Ratio of net investment income
  (loss) to average net assets ..........         0.08%(e)        0.23%          (0.13%)       (0.17%)       (0.33%)       (0.36%)
Portfolio turnover rate .................          114%(e)          76%             87%           70%           65%           68%

(a)  Less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d) Absent expense reimbursements by the Advisor, the ratio of net expenses to average net assets would have also been 1.15%(e) for the six months ended March 31, 2006 and 1.15% for the year ended September 30, 2005.

(e)  Annualized.


                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, The Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the periods ended March 31, 2006 and September 30, 2005, proceeds from redemption fees totaled $152 and $465, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year ended September 30, 2005 was ordinary income. There were no distributions paid during the six months ended March 31, 2006.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at March 31, 2006 was as follows:

--------------------------------------------------------------------------------
Cost of portfolio investments ..................................  $ 25,189,074
                                                                  ============
Gross unrealized appreciation ..................................  $  5,015,169
Gross unrealized depreciation ..................................      (491,643)
                                                                  ------------
Net unrealized appreciation ....................................  $  4,523,526
Capital loss carryforwards .....................................       (28,164)
Post-October losses ............................................      (184,483)
Accumulated net investment income ..............................        11,132
Other gains ....................................................       819,637
                                                                  ------------
Total distributable earnings ...................................  $  5,141,648
                                                                  ============
--------------------------------------------------------------------------------

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of September 30, 2005, the Fund had a capital loss carryforward of $28,164 which expires September 30, 2011. In addition, the Fund had net realized capital losses of $184,483 during the period November 1, 2004 through September 30, 2005, which are treated for federal income tax purposes as arising during the Fund's tax-year ending September 30, 2006. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended March 31, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $16,347,085 and $17,255,562, respectively.

3.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the six months ended March 31, 2006, the Advisor received fees of $57,890 under the Advisory Agreement and voluntarily reimbursed the Fund for borrowing costs of $463.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended March 31, 2006, the Advisor received fees of $72,362 under the Servicing Agreement. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1.

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended March 31, 2006, the Advisor received payments from the Fund of $36,181.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The fees payable to the Distributor are paid by the Advisor.

Certain directors and officers of the Fund are directors and/or officers of the Advisor or of Ultimus.

4.   BANK LINE OF CREDIT

The Fund has an unsecured $200,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the six months ended March 31, 2006, the Fund incurred $463 of interest expense related to borrowings. Average debt outstanding during the six months ended March 31, 2006 was $13,183. As of March 31, 2006, the Fund had no outstanding borrowings.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE SHEPHERD STREET EQUITY FUND
================================================================================
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2005) and held until the end of the period (March 31, 2006).

The table following illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
================================================================================
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)(CONTINUED)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                                 Oct. 1, 2005    Mar. 31, 2006    During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,038.40         $5.84
Based on Hypothetical 5% Return
  (before expenses)               $1,000.00        $1,019.20         $5.79
--------------------------------------------------------------------------------
o Expenses are equal to the Fund's annualized expense ratio of (1.15%) for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                              INVESTMENT ADVISOR:
                       Salem Investment Counselors, Inc.
                              480 Shepherd Street
                      Winston-Salem, North Carolina 27103

                             SHAREHOLDER SERVICES:
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                            Kilpatrick Stockton LLP
                              3737 Glenwood Avenue
                                   Suite 400
                               Raleigh, NC 27612





 A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and Exchange
Commission's (SEC) website at http://www.sec.gov. Information regarding how the
   Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC's website at http://www.sec.gov.

The Company files a complete listing of portfolio holdings for the Fund with the
  SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-888-575-4800.
    Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling
                                1-800-SEC-0330.

ITEM 2.   CODE OF ETHICS.

Not required

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Shepherd Street Funds, Inc.
             ---------------------------------------------------------




By (Signature and Title)*    /s/ David B. Rea
                           -------------------------------------------

                           David B. Rea, President


Date         May 10, 2006
      ---------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ David B. Rea
                           -------------------------------------------

                           David B. Rea, President

Date         May 10, 2006
      ---------------------------------------




By (Signature and Title)*    /s/ Jeffrey C. Howard
                           -------------------------------------------

                            Jeffrey C. Howard, Treasurer

Date         May 10, 2006
      ---------------------------------------



* Print the name and title of each signing officer under his or her signature.